ACQUIRED TECHNOLOGY	6 Months Ended
Sep. 30, 2012
ACQUIRED TECHNOLOGY [Abstract]
ACQUIRED TECHNOLOGY

Note 6 - Acquired Technology

On July 5, 2012, the Company acquired the rights to certain technology from Technew Technology Limited in exchange for 3,000,000 shares of the Company's restricted common stock. These shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market for a total value of $1,635,300.

	Estimated Useful Life (Years)	September 30, 2012	March 31, 2012

Technology right	15	$1,635,300	$-

Less accumulated amortization		(27,255)	(-)

		$1,608,045	$-

Amortization Expense

Amortization expense for the interim period ended September 30, 2012 was $27,255.